BUSINESS COMBINATION (Acquisition of Yipai, Narrative) (Details) - USD ($) $ in Thousands			11 Months Ended	12 Months Ended
	May 15, 2014	May 15, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2014
Business Acquisition [Line Items]
Net revenues				$ 343,050	$ 406,691	$ 332,324
Net losses				127,593	1,303	76,738
Equity Method Investment, Realized Gain (Loss) on Disposal				$ (2,963)	$ 56,211
Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				4 years 8 months 12 days
Yipai [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	70.00%	70.00%					70.00%
Cash consideration	$ 7,041	$ 7,041
Share consideration, fair value of shares		$ 49,291
Net revenues			$ 995
Net losses			$ 789
Equity Method Investment, Realized Gain (Loss) on Disposal				$ 2,963
Yipai [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Assumed discount for lack of marketability		30.00%
Yipai [Member] | Trade name [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 1,622
Identified intangible assets, estimated useful life	10 years
Yipai [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 3,115
Identified intangible assets, estimated useful life	5 years
Yipai [Member] | Covenant not-to-compete [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 178
Identified intangible assets, estimated useful life	5 years
Yipai [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares	33,900,000
Share consideration, fair value of shares	$ 49,291